Leases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) MW	Dec. 31, 2024 USD ($)	Dec. 01, 2028 USD ($)	Sep. 30, 2027 USD ($)	Aug. 31, 2027 USD ($)	May 01, 2027 USD ($)	Mar. 31, 2026 USD ($)	Dec. 04, 2025 USD ($)	Oct. 01, 2025 USD ($)	Sep. 01, 2025 USD ($)	Jan. 01, 2025 USD ($) MW
Lessee, Lease, Description [Line Items]
Lease, Remaining Lease Term	44 years
Operating lease right-of-use asset	$ 460,990	$ 181,397					$ 441,277
Total net present value	469,599	189,461					448,716
Operating Lease, Cost	191,101	24,993
Finance Lease Cost, Construction Support Overhead	1,300	2,000
Operating Lease Cost, Construction Support Overhead	9,500	8,800
Finance Lease, Liability	$ 173,012	100,636					$ 171,713
Nameplate Capacity | MW	132,500
Land [Member]
Lessee, Lease, Description [Line Items]
Operating Lease, Cost	$ 1,800	$ 1,700
Puget Sound Energy | Frederickson 1
Lessee, Lease, Description [Line Items]
Operating lease right-of-use asset									$ 77,800
Total net present value									$ 77,900
Puget Sound Energy | Summit Building - Bellevue HQ
Lessee, Lease, Description [Line Items]
Total net present value								$ 70,300
Puget Sound Energy | Grays Harbor Tolling
Lessee, Lease, Description [Line Items]
Operating lease right-of-use asset											$ 139,100
Total net present value											$ 139,100
Nameplate Capacity | MW											650
Puget Sound Energy | Puyallup Operation Training Facility
Lessee, Lease, Description [Line Items]
Finance Lease, Right-of-Use Asset, before Accumulated Amortization										$ 73,500
Finance Lease, Liability										$ 75,900
Puget Sound Energy | Forecast | Cascadia Energy Storage Tolling
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Lease Not yet Commenced, Term of Contract			20 years
Lessee, Operating Lease, Lease Not Yet Commenced, Liability			$ 429,000
Puget Sound Energy | Forecast | Thurston County Battery Storage
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Lease Not yet Commenced, Term of Contract						20 years
Lessee, Operating Lease, Lease Not Yet Commenced, Liability						$ 45,200
Puget Sound Energy | Forecast | Greenwater Battery Storage
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Lease Not yet Commenced, Term of Contract					20 years
Lessee, Operating Lease, Lease Not Yet Commenced, Liability					$ 744,000
Puget Sound Energy | Forecast | Mt Vernon Battery Storage
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Lease Not yet Commenced, Term of Contract				25 years
Lessee, Operating Lease, Lease Not Yet Commenced, Liability				$ 856,200